Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Components Of Deferred Tax Liabilities (Assets)
	2013	2012
Depreciation and amortization	$43,623	$41,411
Intangibles (nonamortizable)	1,874	1,874
Employee benefits	(9,072)	(13,350)
Net operating loss and other carryforwards	(2,272)	(2,167)
Other – net	29	(1,199)
Subtotal	34,182	26,569
Deferred tax assets valuation allowance	927	886
Net deferred tax liabilities	$35,109	$27,455

Net long-term deferred tax liabilities	$36,308	$28,491
Less: Net current deferred tax assets	(1,199)	(1,036)
Net deferred tax liabilities	$35,109	$27,455

Changes In Unrecognized Tax Benefits Balance For Federal, State, And Foreign Tax
Federal, State and Foreign Tax	2013	2012
Balance at beginning of year	$4,793	$4,541
Increases for tax positions related to the current year	255	791
Increases for tax positions related to prior years	488	991
Decreases for tax positions related to prior years	(1,238)	(1,426)
Lapse of statute of limitations	(24)	(29)
Settlements	(47)	(75)
Balance at end of year	4,227	4,793
Accrued interest and penalties	1,034	977
Gross unrecognized income tax benefits	5,261	5,770
Less: Deferred federal and state income tax benefits	(481)	(610)
Less: Tax attributable to timing items included above	(2,121)	(2,448)
Total UTB that, if recognized, would impact the
effective income tax rate as of the end of the year	$2,659	$2,712

Components Of Income Tax Expense
	2013	2012	2011
Federal:
Current	$3,043	$451	$(420)
Deferred – net	5,692	2,256	2,555
	8,735	2,707	2,135
State, local and foreign:
Current	(61)	702	23
Deferred – net	550	(509)	374
	489	193	397
Total	$9,224	$2,900	$2,532

Reconciliation Of Income Tax Expense Based On Federal Statutory Rate To Amount Per Effective Tax Rate
	2013	2012	2011
Taxes computed at federal statutory rate	$9,722	$3,654	$2,351
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	294	85	210
Goodwill Impairment	-	-	961
Other – net	(792)	(839)	(990)
Total	$9,224	$2,900	$2,532
Effective Tax Rate	33.2%	27.8%	37.7%